SHORT-TERM BANK LOANS AND OTHER BORROWINGS	6 Months Ended
Jun. 30, 2025
Debt Disclosure [Abstract]
SHORT-TERM BANK LOANS AND OTHER BORROWINGS

NOTE 8 – SHORT-TERM BANK LOANS AND OTHER BORROWINGS

Short-term bank loans

Bank loans consist of the following:

Credit agreement entered date	Provider	Facilities	Interest rate	Utilized as of
				June 30, 2025	December 31, 2024
October 27, 2020	Hang Seng Bank (“HSB”)	Non-revolving term loan under SME Financing Guarantee Scheme (the “SME FGS Term Loan”)	BLR minus 2.25% p.a.	572,550	594,009
January 19, 2021	HSB	SME FGS Term Loan	BLR minus 2.25% p.a.	233,422	245,173
May 5, 2021	HSB	SME FGS Term Loan	BLR minus 2.25% p.a.	111,973	115,230
May 6, 2021	HSB	SME FGS Term Loan	BLR minus 2.25% p.a.	140,718	145,671
May 10, 2022	HSB	SME FGS Term Loan	BLR minus 2.25% p.a.	354,599	362,121

			Total:	1,413,262	1,462,204

The bank loans were primarily obtained for general working capital.

As of June 30, 2025 and December 31, 2024, the Company’s bank loans contain a repayment on demand clause that provides the bank with an unconditional right to demand repayment at any time at its own discretion. Due to the repayment on demand clause, such amount of bank loans were classified as current liabilities. These bank loans were secured by personal guarantee provided by one of the directors of the Company. The amounts due are based on scheduled repayment dates set out in the banking facilities letters and the subsequently revised repayment schedules. All the Company’s bank loans carried variable interest at BLR minus 2.25% per annum.

The effective interest rate for the six months ended June 30, 2025 and 2024 were ranged from 3.00% to 3.75% per annum and 3.375% to 3.500% per annum, respectively. All the Company’s bank loans are repayable on demand or with their respective last instalment repayable in March 2029, May 2029, December 2030, May 2031, and May 2032, respectively.

Interest expense on the bank loans totaled $21,431 and $28,448 during the six months ended June 30, 2025 and 2024, respectively.

Other borrowings

During the six months ended June 30, 2025, the Company settled all the outstanding balances of other borrowings due to a finance company in Hong Kong.

Interest expense on other borrowings totaled $49,111 and $67,148 during the six months ended June 30, 2025 and 2024, respectively.